Operating Segment Information - Summary of Operating Segments (Detail) - PHP (₱) ₱ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Operating Segments [Line Items]
Revenues		₱ 164,752	₱ 159,926	₱ 165,262
Service revenues (Note 5)		154,207	151,165	157,210
Non-service revenues (Note 5)		10,545	8,761	8,052
Depreciation and amortization (Note 9)		47,240	51,915	34,455
Asset impairment (Note 5)		8,065	8,258	11,042
Impairment of investments (Notes 10 and 11)	₱ 439	172	2,562	5,515
Interest income		1,943	1,412	1,046
Equity share in net earnings (losses) of associates and joint ventures		(87)	2,906	1,181
Financing costs		7,067	7,370	7,354
PROVISION FOR INCOME TAX (Note 7)		3,842	1,103	1,909
NET INCOME		18,973	13,466	20,162
Adjusted EBITDA		₱ 64,027	₱ 66,174	₱ 61,161
Adjusted EBITDA margin		(42.00%)	44.00%	39.00%
Core income		₱ 25,855	₱ 27,668	₱ 27,857
Operating assets		399,626	382,848	390,913
Investments in associates and joint ventures		55,427	46,130	56,858
Deferred income tax assets – net		27,697	30,466	27,348
TOTAL ASSETS		482,750	459,444	475,119
Operating liabilities		363,103	344,895	363,015
Deferred income tax liabilities (Note 7)		2,981	3,366	3,567
TOTAL LIABILITIES		366,084	348,261	366,582
Capital expenditures, including capitalized interest (Note 9)		58,490	40,299	42,825
External customers [Member]
Disclosure Of Operating Segments [Line Items]
Revenues		164,752	159,926	165,262
Service revenues (Note 5)		154,207	151,165	157,210
Non-service revenues (Note 5)		10,545	8,761	8,052
Wireless [Member]
Disclosure Of Operating Segments [Line Items]
Revenues		87,193	91,288	102,639
Service revenues (Note 5)		80,265	86,128	98,406
Fixed Line [Member]
Disclosure Of Operating Segments [Line Items]
Revenues		76,431	67,389	61,806
Service revenues (Note 5)		72,858	63,811	58,086
Non-service revenues (Note 5)		3,573	3,578	3,720
Operating Segments [Member] | Wireless [Member]
Disclosure Of Operating Segments [Line Items]
Revenues		89,929	92,572	104,087
Depreciation and amortization (Note 9)		24,778	36,776	18,767
Asset impairment (Note 5)		3,319	6,104	9,016
Impairment of investments (Notes 10 and 11)		60	439
Interest income		719	305	269
Equity share in net earnings (losses) of associates and joint ventures		62	(129)	(127)
Financing costs		1,865	2,247	2,482
PROVISION FOR INCOME TAX (Note 7)		1,333	(2,787)	(1,257)
NET INCOME		5,725	(2,215)	10,618
Adjusted EBITDA		₱ 34,235	₱ 36,395	₱ 32,915
Adjusted EBITDA margin		41.00%	42.00%	33.00%
Core income		₱ 9,760	₱ 9,812	₱ 12,275
Operating assets		230,182	211,983	217,964
Investments in associates and joint ventures				1,945
Deferred income tax assets – net		16,879	18,826	13,985
TOTAL ASSETS		247,061	230,809	233,894
Operating liabilities		168,837	153,622	161,480
Deferred income tax liabilities (Note 7)		2,321	2,656	2,923
TOTAL LIABILITIES		171,158	156,278	164,403
Capital expenditures, including capitalized interest (Note 9)		32,248	27,305	32,097
Operating Segments [Member] | Wireless [Member] | External customers [Member]
Disclosure Of Operating Segments [Line Items]
Revenues		87,193	91,288	102,639
Service revenues (Note 5)		80,265	86,128	98,406
Non-service revenues (Note 5)		6,928	5,160	4,233
Operating Segments [Member] | Wireless [Member] | Intersegment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues		2,736	1,284	1,448
Service revenues (Note 5)		2,736	1,284	1,448
Operating Segments [Member] | Fixed Line [Member]
Disclosure Of Operating Segments [Line Items]
Revenues		85,222	78,341	72,728
Depreciation and amortization (Note 9)		22,303	15,001	15,471
Asset impairment (Note 5)		4,746	2,098	1,758
Impairment of investments (Notes 10 and 11)			1,583	134
Interest income		812	695	707
Equity share in net earnings (losses) of associates and joint ventures		171	44	(40)
Financing costs		5,195	5,106	4,917
PROVISION FOR INCOME TAX (Note 7)		1,336	3,680	3,018
NET INCOME		6,059	7,474	8,134
Adjusted EBITDA		₱ 30,875	₱ 29,478	₱ 26,950
Adjusted EBITDA margin		38.00%	39.00%	39.00%
Core income		₱ 6,925	₱ 8,846	₱ 7,746
Operating assets		199,557	174,217	183,533
Investments in associates and joint ventures		43,426	44,867	40,874
Deferred income tax assets – net		12,479	11,994	13,363
TOTAL ASSETS		255,462	231,078	237,770
Operating liabilities		206,812	196,451	203,777
Deferred income tax liabilities (Note 7)		482	286	384
TOTAL LIABILITIES		207,294	196,737	204,161
Capital expenditures, including capitalized interest (Note 9)		26,242	12,994	10,728
Operating Segments [Member] | Fixed Line [Member] | External customers [Member]
Disclosure Of Operating Segments [Line Items]
Revenues		76,431	67,389	61,806
Service revenues (Note 5)		72,858	63,811	58,086
Non-service revenues (Note 5)		3,573	3,578	3,720
Operating Segments [Member] | Fixed Line [Member] | Intersegment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues		8,791	10,952	10,922
Service revenues (Note 5)		8,790	10,946	10,920
Non-service revenues (Note 5)		1	6	2
Operating Segments [Member] | Others [Member]
Disclosure Of Operating Segments [Line Items]
Revenues		1,138	1,279	847
Depreciation and amortization (Note 9)		159	138	217
Asset impairment (Note 5)			56	268
Impairment of investments (Notes 10 and 11)		112	540	5,381
Interest income		536	655	307
Equity share in net earnings (losses) of associates and joint ventures		(320)	2,991	1,348
Financing costs		131	214	192
PROVISION FOR INCOME TAX (Note 7)		1,173	210	148
NET INCOME		7,971	8,825	1,410
Adjusted EBITDA		₱ (2,688)	₱ (1,307)	₱ (276)
Adjusted EBITDA margin		(246.00%)	(104.00%)	(37.00%)
Core income		₱ 9,952	₱ 9,628	₱ 7,836
Operating assets		30,962	34,504	22,804
Investments in associates and joint ventures		12,001	1,263	14,039
Deferred income tax assets – net		(1,119)
TOTAL ASSETS		41,844	35,767	36,843
Operating liabilities		16,773	13,624	12,637
Deferred income tax liabilities (Note 7)		367	424	260
TOTAL LIABILITIES		17,140	14,048	12,897
Operating Segments [Member] | Others [Member] | External customers [Member]
Disclosure Of Operating Segments [Line Items]
Revenues		1,128	1,249	817
Service revenues (Note 5)		1,084	1,226	718
Non-service revenues (Note 5)		44	23	99
Operating Segments [Member] | Others [Member] | Intersegment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues		10	30	30
Service revenues (Note 5)		10	30	30
Elimination of intersegment amounts [Member]
Disclosure Of Operating Segments [Line Items]
Interest income		(124)	(243)	(237)
Financing costs		(124)	(197)	(237)
NET INCOME		(782)	(618)
Adjusted EBITDA		₱ 1,605	₱ 1,608	₱ 1,572
Adjusted EBITDA margin		(14.00%)	(13.00%)	(13.00%)
Core income		₱ (782)	₱ (618)
Operating assets		(61,075)	(37,856)	₱ (33,388)
Deferred income tax assets – net		(542)	(354)
TOTAL ASSETS		(61,617)	(38,210)	(33,388)
Operating liabilities		(29,319)	(18,802)	(14,879)
Deferred income tax liabilities (Note 7)		(189)
TOTAL LIABILITIES		(29,508)	(18,802)	(14,879)
Elimination of intersegment amounts [Member] | Intersegment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues		(11,537)	(12,266)	(12,400)
Service revenues (Note 5)		(11,536)	(12,260)	(12,398)
Non-service revenues (Note 5)		₱ (1)	₱ (6)	₱ (2)